Related Party Transactions (Details) $ / shares in Units, £ in Thousands	1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 27, 2020 USD ($)	Sep. 16, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Mar. 22, 2021	Oct. 30, 2020 shares	Sep. 22, 2020 shares	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Related Party Transactions (Details) [Line Items]
Cost of consideration | £						£ 26,904
Related party transaction (in Pounds) | £
AJAX I [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid	$ 10,000	$ 25,000			$ 10,000
Cost of consideration		$ 8,855,000
Aggregate of founder shares (in Shares) | shares										9,583,333
Shares subject to forfeiture (in Shares) | shares				1,250,000					638,990
Founder shares percentage				10.00%
Total founder shares (in Shares) | shares									611,010
services fees			$ 30,000	$ 21,290	60,000
Promissory note, description		the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $500,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, or (i) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $500,000 was repaid at the closing of the Initial Public Offering on October 30, 2020.
Working capital loans			$ 2,500,000	$ 2,500,000	$ 2,500,000
Price per warrant (in Dollars per share) | $ / shares				$ 1.00	$ 1.00
Ordinary shares exceeds per share (in Dollars per share) | $ / shares					$ 12.00
Promissory note, description		the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $500,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, or (i) the consummation of the Initial Public Offering. As of June 30, 2021, there was no outstanding balance under the Promissory Note. The outstanding balance under the Promissory Note of $500,000 was repaid at the closing of the Initial Public Offering on October 30, 2020.
Executive loan, description								Daniel Och, our chief executive officer and chairman of the board of directors, committed to provide us with an aggregate of $1,500,000 in loans. On May 15, 2021, Daniel Och and Glenn Fuhrman, the Company’s founders, committed to provide us with an aggregate of $2,000,000 in loans. On August 4, 2021, Daniel Och and Glenn Fuhrman, committed to provide us with an aggregate of $1,650,000 in loans. The loans are non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available outside of the Trust Account to repay such loans.
Loans outstanding					$ 3,500,000
AJAX I [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Dividends paid ordinary shares per share (in Dollars per share) | $ / shares				$ 12.00
Ordinary shares exceeds per share (in Dollars per share) | $ / shares					$ 11.50
AJAX I [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000